COMBINED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS
Net sales	$ 2,274,018	$ 1,816,173	$ 2,337,457	$ 2,229,629	$ 1,898,485	$ 979,478	$ 1,284,677	$ 1,376,681	$ 1,111,978	$ 8,281,744	$ 4,752,814	$ 3,905,602
Operating costs and expenses:
Cost of product sold (exclusive of depreciation and amortization)	1,805,774	1,476,484	1,694,122	1,866,245	1,630,665	849,077	1,024,779	1,122,763	931,001	6,667,516	3,927,620	3,539,793
Direct operating expenses (exclusive of depreciation and amortization)	86,046	173,351	88,890	71,583	92,703	103,691	54,510	44,054	45,410	426,527	247,665	153,112
Selling, general and administrative expenses (exclusive of depreciation and amortization)	18,647	18,626	21,244	26,096	20,214	19,495	9,175	9,361	12,951	86,180	50,982	43,071
Depreciation and amortization	27,951	27,288	27,458	26,638	26,259	18,980	16,990	16,966	16,916	107,643	69,852	66,391
Total operating costs and expenses	1,938,418	1,695,749	1,831,714	1,990,562	1,769,841	991,243	1,105,454	1,193,144	1,006,278	7,287,866	4,296,119	3,802,367
Operating income	335,600	120,424	505,743	239,067	128,644	(11,765)	179,223	183,537	105,700	993,878	456,695	103,235
Other income (expense):
Interest expense and other financing costs	(14,157)	(20,170)	(18,217)	(18,991)	(18,836)	(13,797)	(12,841)	(13,401)	(12,956)	(76,214)	(52,995)	(49,695)
Realized loss on derivatives, net	(52,515)	(57,139)	(53,271)	(8,069)	(19,086)	11,116	67	483	(18,848)	(137,565)	(7,182)	(2,140)
Unrealized gain (loss) on derivatives, net	32,489	48,953	(115,699)	46,886	(128,167)	92,063	(9,991)	6,448	(3,258)	(148,027)	85,262	634
Loss on extinguishment of debt	(26,127)	(37,540)						(170)	(1,908)	(37,540)	(2,078)	(16,647)
Other income, net	67	33	14	628	80	(159)	33	327	377	756	578	2,832
Total other income (expense)	(60,160)	(65,863)	(187,173)	20,454	(166,008)	89,223	(22,732)	(6,313)	(36,593)	(398,590)	23,585	(65,016)
Net income (loss)	$ 275,389	$ 54,561	$ 318,570	$ 259,521	$ (37,364)	$ 77,458	$ 156,491	$ 177,224	$ 69,107	$ 595,288	$ 480,280	$ 38,219